Earnings (Loss) Per Common Share - Summary of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net earnings (loss) attributable to common stockholders	$ (37,767)	$ (6,695)	$ (66,278)	$ (13,178)	$ (256,011)	$ (101,264)	$ (98,508)
Basic weighted average common shares outstanding (in shares)	497,792,525	433,098,279	497,577,331	412,230,966	447,829,204	213,490,535	119,766,859
Effect of dilutive securities
Diluted potential common shares (in shares)	497,792,525	433,098,279	497,577,331	412,230,966	447,829,204	213,490,535	119,766,859
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)